OCTOBER 1, 2002 SUPPLEMENT
                                       TO
                          MEMORIAL GOVERNMENT BOND FUND
                          PROSPECTUS DATED MAY 1, 2002


The Board of Trustees of Memorial Funds approved several changes concerning the Funds. All changes are effective October 1, 2002.

The Board, with the resignation of Memorial Investment Advisors, Inc., voted to approve an interim Investment Advisory Agreement, appointing Parkway Advisors, L.P. of Abilene, Texas as the Fund's investment adviser. The Board also voted to approve an interim Sub-Advisory Agreement, appointing the Fund's current sub-advisor as the Fund's sub-adviser.

The Board also elected new officers for the Fund: Carl C. Peterson as President and Paul B. Ordonio as Vice President and Secretary. The Fund's Board of Trustees will continue to serve in their respective capacities until the election of a new Board of Trustees at the Special Shareholder Meeting.

Set forth below are the changes to the prospectus dated May 1, 2002:

Adviser
-------
The paragraph identifying the Fund's Adviser is amended to reflect the interim Adviser Parkway Advisors, L.P. and its annual fee of 0.35% of the average daily net assets of the fund. Parkway Advisors, L.P. has been registered with the SEC as an investment adviser since May 16, 2001. Its offices are located at 6550 Directors Parkway, Abilene, Texas 79608. It manages client portfolios with assets in excess of $322 million. Carl C. Peterson is its Chief Executive Officer and Principal. Theron R. Holladay is its Chief Investment Officer. They are responsible for management of the portfolios. In addition, Paul B. Ordonio is Counsel and Chief Compliance Officer for the Adviser to facilitate compliance with applicable securities laws.

Parkway Advisors Group, Inc. ("PAGI"), as general partner, and Parkway Advisors Holdings, Inc. ("PAHI"), an affiliated company, as limited partner, owns Parkway Advisors, L.P., a Delaware limited partnership. PAGI and PAHI are both wholly-owned subsidiaries of Directors Investment Group, Inc. ("DIG"). DIG also owns and/or controls numerous other companies in the insurance, funeral, cemetery and related industries - including, among others, Funeral Directors Life Insurance Company, Texas Directors Life Insurance Company and Kentucky Funeral Directors Life Insurance Company. Its operations are divided among companies for real estate, aviation, capital ventures, travel and the like. Parkway Advisors - DIG offices are at 6550 Directors Parkway, Abilene, Texas 79608-5854.

All references to Memorial Investment Advisors, Inc. and its officers are removed from this portion of the prospectus.

SEC Exemptive Order
-------------------
The paragraph referring to the exemptive order obtained by the Trust and prior Adviser is hereby amended to disclose that Parkway Advisors, L.P., the current Adviser, is in the process of making application to amend the current order. The proposed amendment shall include the current Adviser.

Shareholder Services Plan
-------------------------
The paragraph identifying shareholder service agents is amended to reflect Parkway Advisors Group, Inc. and all references to Memorial Group, Inc. and/or its officers are omitted.

How to Contact the Fund
-----------------------
The following wiring information has been amended:

Wire investments (or ACH payments) to:

Investors Bank & Trust Company
ABA 011-001-438
F/C Client Funds # 569530395
A/C# 020300004669
ATTN: John McCarthy
Memorial Funds- Government Bond Fund
(Your Account Number)
(Your Name)

                           OCTOBER 1, 2002 SUPPLEMENT
                                       TO
                           MEMORIAL GROWTH EQUITY FUND
                          PROSPECTUS DATED MAY 1, 2002


The Board of Trustees of Memorial Funds approved several changes concerning the Funds. All changes are effective October 1, 2002.

The Board, with the resignation of Memorial Investment Advisors, Inc., voted to approve an interim Investment Advisory Agreement, appointing Parkway Advisors, L.P. of Abilene, Texas as the Fund's investment adviser. The Board also voted to approve an interim Sub-Advisory Agreement, appointing the Fund's current sub-advisor as the Fund's sub-adviser.

The Board also elected new officers for the Fund: Carl C. Peterson as President and Paul B. Ordonio as Vice President and Secretary. The Fund's Board of Trustees will continue to serve in their respective capacities until the election of a new Board of Trustees at the Special Shareholder Meeting.

Set forth below are the changes to the prospectus dated May 1, 2002:

Adviser
-------
The paragraph identifying the Fund's Adviser is amended to reflect the interim Adviser Parkway Advisors, L.P. and its annual fee of 0.35% of the average daily net assets of the fund. Parkway Advisors, L.P. has been registered with the SEC as an investment adviser since May 16, 2001. Its offices are located at 6550 Directors Parkway, Abilene, Texas 79608. It manages client portfolios with assets in excess of $322 million. Carl C. Peterson is its Chief Executive Officer and Principal. Theron R. Holladay is its Chief Investment Officer. They are responsible for management of the portfolios. In addition, Paul B. Ordonio is Counsel and Chief Compliance Officer for the Adviser to facilitate compliance with applicable securities laws.

Parkway Advisors Group, Inc. ("PAGI"), as general partner, and Parkway Advisors Holdings, Inc. ("PAHI"), an affiliated company, as limited partner, owns Parkway Advisors, L.P., a Delaware limited partnership. PAGI and PAHI are both wholly-owned subsidiaries of Directors Investment Group, Inc. ("DIG"). DIG also owns and/or controls numerous other companies in the insurance, funeral, cemetery and related industries - including, among others, Funeral Directors Life Insurance Company, Texas Directors Life Insurance Company and Kentucky Funeral Directors Life Insurance Company. Its operations are divided among companies for real estate, aviation, capital ventures, travel and the like. Parkway Advisors - DIG offices are at 6550 Directors Parkway, Abilene, Texas 79608-5854.

All references to Memorial Investment Advisors, Inc. and its officers are removed from this portion of the prospectus.

SEC Exemptive Order
-------------------
The paragraph referring to the exemptive order obtained by the Trust and prior Adviser is hereby amended to disclose that Parkway Advisors, L.P., the current Adviser, is in the process of making application to amend the current order. The proposed amendment shall include the current Adviser.

Shareholder Services Plan
-------------------------
The paragraph identifying shareholder service agents is amended to reflect Parkway Advisors Group, Inc. and all references to Memorial Group, Inc. and/or its officers are omitted.

How to Contact the Fund
-----------------------
The following wiring information has been amended:

Wire investments (or ACH payments) to:

Investors Bank & Trust Company
ABA 011-001-438
F/C Client Funds # 569530395
A/C# 020300004669
ATTN: John McCarthy
Memorial Funds- Government Bond Fund
(Your Account Number)
(Your Name)

                           OCTOBER 1, 2002 SUPPLEMENT
                                       TO
                           MEMORIAL VALUE EQUITY FUND
                          PROSPECTUS DATED MAY 1, 2002


The Board of Trustees of Memorial Funds approved several changes concerning the Funds. All changes are effective October 1, 2002.

The Board, with the resignation of Memorial Investment Advisors, Inc., voted to approve an interim Investment Advisory Agreement, appointing Parkway Advisors, L.P. of Abilene, Texas as the Fund's investment adviser. The Board also voted to approve an interim Sub-Advisory Agreement, appointing the Fund's current sub-advisor as the Fund's sub-adviser.

The Board also elected new officers for the Fund: Carl C. Peterson as President and Paul B. Ordonio as Vice President and Secretary. The Fund's Board of Trustees will continue to serve in their respective capacities until the election of a new Board of Trustees at the Special Shareholder Meeting.

Set forth below are the changes to the prospectus dated May 1, 2002:

Adviser
-------
The paragraph identifying the Fund's Adviser is amended to reflect the interim Adviser Parkway Advisors, L.P. and its annual fee of 0.35% of the average daily net assets of the fund. Parkway Advisors, L.P. has been registered with the SEC as an investment adviser since May 16, 2001. Its offices are located at 6550 Directors Parkway, Abilene, Texas 79608. It manages client portfolios with assets in excess of $322 million. Carl C. Peterson is its Chief Executive Officer and Principal. Theron R. Holladay is its Chief Investment Officer. They are responsible for management of the portfolios. In addition, Paul B. Ordonio is Counsel and Chief Compliance Officer for the Adviser to facilitate compliance with applicable securities laws.

Parkway Advisors Group, Inc. ("PAGI"), as general partner, and Parkway Advisors Holdings, Inc. ("PAHI"), an affiliated company, as limited partner, owns Parkway Advisors, L.P., a Delaware limited partnership. PAGI and PAHI are both wholly-owned subsidiaries of Directors Investment Group, Inc. ("DIG"). DIG also owns and/or controls numerous other companies in the insurance, funeral, cemetery and related industries - including, among others, Funeral Directors Life Insurance Company, Texas Directors Life Insurance Company and Kentucky Funeral Directors Life Insurance Company. Its operations are divided among companies for real estate, aviation, capital ventures, travel and the like. Parkway Advisors - DIG offices are at 6550 Directors Parkway, Abilene, Texas 79608-5854.

All references to Memorial Investment Advisors, Inc. and its officers are removed from this portion of the prospectus.

SEC Exemptive Order
-------------------
The paragraph referring to the exemptive order obtained by the Trust and prior Adviser is hereby amended to disclose that Parkway Advisors, L.P., the current Adviser, is in the process of making application to amend the current order. The proposed amendment shall include the current Adviser.

Shareholder Services Plan
-------------------------
The paragraph identifying shareholder service agents is amended to reflect Parkway Advisors Group, Inc. and all references to Memorial Group, Inc. and/or its officers are omitted.

How to Contact the Fund
-----------------------
The following wiring information has been amended:

Wire investments (or ACH payments) to:

Investors Bank & Trust Company
ABA 011-001-438
F/C Client Funds # 569530395
A/C# 020300004669
ATTN: John McCarthy
Memorial Funds- Government Bond Fund
(Your Account Number)
(Your Name)

                           OCTOBER 1, 2002 SUPPLEMENT
                                       TO
                                 MEMORIAL FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2002


At a meeting of the Board of Trustees of Memorial Funds held on August 1, 2002, the Board approved several changes concerning the Funds. All changes are effective October 1, 2002.

The Board, with the resignation of Memorial Investment Advisors, Inc., voted to approve an interim Investment Advisory Agreement, appointing Parkway Advisors, L.P. of Abilene, Texas as the Fund's investment adviser. The Board also voted to approve an interim Sub-Advisory Agreement, appointing the Fund's current sub-advisor as the Fund's sub-adviser.

The Fund's new mailing address is: 6550 Directors Parkway, Abilene, Texas 79606.

The Board also elected a new officers for the Fund: Carl C. Peterson as President and Paul B. Ordonio as Vice President and Secretary. The Fund's Board of Trustees will continue to serve in their respective capacities until the election of a new Board of Trustees at the Special Shareholder Meeting.

Set forth below are the changes to the Memorial Fund Statement of Additional Information dated May 1, 2002:

COVER PAGE

Investment Adviser
------------------
Memorial Investment Advisors, Inc. has been replaced by Parkway Advisors, L.P.

PAGE 1

Glossary
--------
"Adviser" has been redefined to mean Parkway Advisors, L.P.

PAGE 20

Trustees and Officers
---------------------
The list of trustees and officers is amended to delete the data concerning their predecessors and replaced with:

----------------------------------------------------------------------------------------------------------------
                                                    OFFICERS
----------------------------------------------------------------------------------------------------------------
Name, Address & Date of Birth   Position(s) Held of   Principal Occupation(s) During the Past 5 Years
                                       Funds
.................................................................................................................
    CARL CLAYTON PETERSON            President        Parkway Advisors, L.P. CEO from 04/01 to present;  Parkway
   6550 Directors Parkway,                            Advisors Group, Inc. and Parkway Advisors  Holdings,  Inc.
     Abilene, Texas 79606                             President  from 04/01 to  present;  Citizens  Bank,  N.A.,
          (3-17-60)                                   Advisory  Board Member from 06/99 to 04/01;  Directors Air
                                                      Corporation,  Vice  President/CFO  from  12/96  to  04/01;
                                                      Directors  Capital  Ventures,  Inc.,  Directors  Financial
                                                      Management,  L.P., Directors Real Estate Management, L.P.,
                                                      Directors  Real Estate  Management,  L.P.,  and  Directors
                                                      Travel,  L.P.  Vice  President/CFO  from  12/95 to  04/01;
                                                      Directors  Holding  Corporation  and Directors  Investment
                                                      Group,  Inc.  Vice  President/CFO  from  11/91  to  04/01;
                                                      Funeral  Agency,  Inc.  Accountant  from  09/89 to  04/01;
                                                      Funeral  Directors Life  Insurance Co. Vice  President/CFO
                                                      from  08/88  to  04/01;   Abilene   Fireman's  Relief  and
                                                      Retirement  Fund Trustee  from 05/97 to 06/00;  Affiliated
                                                      Funeral Supply Co. Accountant from 02/89 to 11/96.
.................................................................................................................
       PAUL B. ORDONIO           Vice President and   Parkway  Advisors,  L.P.,  Vice  President & Counsel  from
   6550 Directors Parkway,           Secretary        08/02 to  present;  Parkway  Advisors  Group,  Inc.,  Vice
     Abilene, Texas 79606                             President  and  Counsel  from  08/02 to present; Aftermath
          (11-19-67)                                  Consulting,  Inc.,  Director  from 05/02 to present;  P.O.
                                                      Properties,  Inc.,  Vice  President from 06/99 to present;
                                                      WordWise Document  Services,  LLC, President from 08/97 to
                                                      present;   Ordonio  &  Assoc.,  President  from  11/97  to
                                                      present;   MGL  Consulting   Corporation  Vice  President,
                                                      Counsel and Senior Associate from 01/99 to 08/02;  Wetzel,
                                                      Henri & Drucker,  LLP,  Associate  Attorney  from 06/95 to
                                                      11/97.
.................................................................................................................

PAGE 23

Investment Adviser
------------------
The investment adviser information is amended to delete the data concerning the predecessor and replaced with:

Parkway Advisors, L.P. has been registered with the SEC as an investment adviser since May 16, 2001. Its offices are located at 6550 Directors Parkway, Abilene, Texas 79608. It manages client portfolios with assets in excess of $322 million. Carl C. Peterson is its Chief Executive Officer and Principal. Theron R. Holladay is its Chief Investment Officer. They are responsible for management of the portfolios. In addition, Paul B. Ordonio is Counsel and Chief Compliance Officer for the Adviser to facilitate compliance with applicable securities laws.

Parkway Advisors Group, Inc. ("PAGI"), as general partner, and Parkway Advisors Holdings, Inc. ("PAHI"), an affiliated company, as limited partner, owns Parkway Advisors, L.P., a Delaware limited partnership. PAGI and PAHI are both wholly-owned subsidiaries of Directors Investment Group, Inc. ("DIG"). DIG also owns and/or controls numerous other companies in the insurance, funeral, cemetery and related industries - including, among others, Funeral Directors Life Insurance Company, Texas Directors Life Insurance Company and Kentucky Funeral Directors Life Insurance Company. Its operations are divided among companies for real estate, aviation, capital ventures, travel and the like. Parkway Advisors - DIG offices are at 6550 Directors Parkway, Abilene, Texas 79608-5854. Carl C. Peterson and Paul B. Ordonio are both affiliated with the Adviser and the Funds.

Each Fund pays Parkway Advisors Group, Inc. d/b/a Parkway Solutions, a shareholder service fee of 0.25% of the Fund's average daily net assets for the provision of administrative and shareholder relations services. Parkway Solutions may pay all or a portion of the shareholder servicing fee to other entities, which may be affiliated persons of Parkway Solutions or the Fund, for providing services to specified shareholders.

All other references to Memorial Group, Inc. is replaced by Parkway Solutions.

PAGE 25

SEC Exemptive Order
-------------------
The paragraph referring to the exemptive order obtained by the Trust and prior Adviser is hereby amended to disclose that Parkway Advisors, L.P., the current Adviser, is in the process of making application to amend the current order. The proposed amendment shall include the current Adviser.

PAGE 28

Legal Counsel
-------------
The paragraph referring to the Funds legal counsel is amended to disclose that Seward & Kissel, LLP has been replaced by Charles W. Lutter, Jr.